Assets Held for Sale (Details) - Schedule of Assets Held for Sale - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Long-Lived Assets Held-for-Sale [Line Items]
Total assets held for sale	$ 623,046	$ 629,908	$ 923,176
Vehicles [Member]
Long-Lived Assets Held-for-Sale [Line Items]
Total assets held for sale	$ 623,046	$ 629,908